Restructuring Activities Restructuring Costs by Type and Income Statement Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	$ 108	$ 460	$ 434
Severance and Employee Benefit Costs | Cost of products sold
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	(3)	12	9
Severance and Employee Benefit Costs | Selling, general and administrative expenses
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	14	32	26
Severance and Employee Benefit Costs | Other expense/(income)
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	4	6	(149)
Asset-Related Costs | Cost of products sold
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	29	59	191
Asset-Related Costs | Selling, general and administrative expenses
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	8	36	26
Other Costs | Cost of products sold
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	22	123	264
Other Costs | Selling, general and administrative expenses
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	32	35	67
Other Costs | Other expense/(income)
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	$ 2	$ 157	$ 0